INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Schedule of Significant Components of income tax expense

	2021	2020	2019
Current income tax charge	20,057	15,170	20,757
Prior period tax adjustments	(133)	(509)	(90)
Total current income tax	19,924	14,661	20,667
Deferred tax	(4,521)	1,465	(5,000)
Income tax expense on continuing operations	15,403	16,126	15,667

Reconciliation of the effective income tax rate to the statutory income tax rate

	2021	2020	2019
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	0.1	1.3	2.1
Prior periods tax effects	(0.2)	(0.7)	(0.1)
Different tax rate of subsidiaries	(0.8)	(0.8)	(0.4)
Withholding tax on distributed and undistributed profits	1.6	1.5	1.9
Change in fair value of derivative financial instruments	—	—	0.2
Changes in recognized deferred tax assets	(0.9)	(0.1)	(0.5)
Other	(0.4)	(0.4)	(0.2)
Effective income tax rate	19.4%	20.8%	23.0%

Schedule of deferred income tax assets and liabilities

	2021	2020
Deferred tax assets	11,683	8,778
Deferred tax liabilities	(17,901)	(19,191)
Net deferred tax liabilities	(6,218)	(10,413)

Schedule of movements in deferred tax assets and liabilities

			Recognised
			in other
	December 31,	Recognised in	compre-hensive	Effect of	December 31,
	2020	profit / loss	income	disposals	2021
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(18,250)	(1,352)	32	(110)	(19,680)
Other intangible assets	(6,314)	998	—	(142)	(5,458)
Potential distributions from/ to Group’s subsidiaries/ associates and joint ventures	(2,506)	166	(86)	—	(2,426)
Licenses	(1,699)	24	—	—	(1,675)
Customer base	(470)	107	—	(229)	(592)
Capitalization of cost to obtain and fulfill contracts	(1,668)	(162)	—	—	(1,830)
Accrued expenses for services	7,158	588	(1)	69	7,814
Write-down of inventories	413	(178)	—	3	238
Allowance for ECL	2,713	533	3	5	3,254
Lease obligations	29,910	1,181	(1)	3	31,093
Right-of-use assets	(25,686)	(392)	2	—	(26,076)
Loss carryforward	3,961	1,801	—	95	5,857
Contract liabilities	1,430	176	—	—	1,606
Debt modification	(123)	50	—	—	(73)
Hedge and other	718	981	31	—	1,730
Net deferred tax liability	(10,413)	4,521	(20)	(306)	(6,218)

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			Recognised
			in other
	December 31,	Recognised in	compre-hensive	Effect of	December 31,
	2019	profit / loss	income	acquisitions	2020
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(17,954)	(318)	19	3	(18,250)
Other intangible assets	(6,564)	314	—	(64)	(6,314)
Potential distributions from/ to Group’s subsidiaries/ associates and joint ventures	(2,430)	(42)	(34)	—	(2,506)
Licenses	(1,739)	47	(7)	—	(1,699)
Customer base	(576)	106	—	—	(470)
Capitalization of cost to obtain and fulfill contracts	(1,448)	(220)	—	—	(1,668)
Accrued expenses for services	7,929	(710)	5	(66)	7,158
Write-down of inventories	681	(211)	10	(67)	413
Allowance for ECL	2,947	(112)	3	(125)	2,713
Lease obligations(1)	30,953	(1,052)	12	(3)	29,910
Right-of-use assets(1)	(27,433)	1,761	(14)	—	(25,686)
Loss carryforward	4,634	56	—	(729)	3,961
Contract liabilities	1,230	203	—	(3)	1,430
Debt modification	(433)	310	—	—	(123)
Hedge and other	2,312	(1,594)	—	—	718
Net deferred tax liability	(7,891)	(1,462)	(6)	(1,054)	(10,413)
(1)	Previously, the deferred tax on a lease under IFRS 16 was accounted under the net approach, the changes do not affect the total amount of deferred tax.